Cash and Bank Deposit	12 Months Ended
Mar. 31, 2019
Cash and cash equivalents:
Cash and Bank Deposit	5. Cash and Bank Deposit Cash and cash equivalents are summarized as follows:
	2019	2018

Cash at Bank	$483,377	$4,756,354
Cash on Hand	-	-
Total	$483,377	$4,756,354